UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Courtney R. Taylor

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The American Funds Income Series® Investment portfolio November 30, 2013 unaudited

Bonds, notes & other debt instruments 96.27%

U.S. Treasury bonds & notes 48.10%	Principal amount	Value
U.S. Treasury 37.68%	(000)	(000)

U.S. Treasury 2.625% 2014	$110,445	$ 112,267
U.S. Treasury 0.25% 2015	55,700	55,717
U.S. Treasury 0.375% 2015	12,250	12,278
U.S. Treasury 1.875% 2015	34,120	35,010
U.S. Treasury 11.25% 2015	90,530	102,577
U.S. Treasury 0.25% 2016	23,400	23,322
U.S. Treasury 0.625% 2016	12,740	12,794
U.S. Treasury 1.50% 2016	94,050	96,648
U.S. Treasury 1.50% 2016[1]	76,675	78,823
U.S. Treasury 2.125% 2016	58,100	60,437
U.S. Treasury 2.375% 2016	40,200	42,094
U.S. Treasury 4.50% 2016	14,950	16,322
U.S. Treasury 4.625% 2016	49,175	55,015
U.S. Treasury 5.125% 2016	20,775	23,181
U.S. Treasury 7.50% 2016	26,275	31,619
U.S. Treasury 3.25% 2017	30,280	32,807
U.S. Treasury 4.625% 2017	60,475	68,065
U.S. Treasury 8.875% 2017	11,625	15,029
U.S. Treasury 1.00% 2018	45,650	45,284
U.S. Treasury 1.375% 2018	44,150	44,212
U.S. Treasury 1.375% 2018	13,700	13,744
U.S. Treasury 3.50% 2018	20,510	22,562
U.S. Treasury 1.375% 2020	46,500	44,878
U.S. Treasury 2.00% 2020	5,350	5,336
U.S. Treasury 8.75% 2020	5,255	7,530
U.S. Treasury 8.00% 2021	350	497
U.S. Treasury 1.625% 2022	195,333	180,263
U.S. Treasury 1.625% 2022	49,004	45,520
U.S. Treasury 1.75% 2023	60,850	56,058
U.S. Treasury 2.00% 2023	65,998	62,585
U.S. Treasury 2.50% 2023	337,075	330,822
U.S. Treasury 2.75% 2023	255,000	255,219
U.S. Treasury 6.00% 2026	8,000	10,446
U.S. Treasury 6.50% 2026	5,500	7,512
U.S. Treasury 6.25% 2030	10,500	14,345
U.S. Treasury 3.875% 2040	17,450	17,865
U.S. Treasury 2.875% 2043	96,309	79,934
U.S. Treasury 3.125% 2043	45,535	39,938
U.S. Treasury 3.625% 2043	107,950	104,385
		2,262,940
U.S. Treasury inflation-protected securities[2] 10.42%

U.S. Treasury Inflation-Protected Security 2.00% 2014	84,466	86,134
U.S. Treasury Inflation-Protected Security 2.00% 2014	122,155	122,041
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[2] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.50% 2015	$106,249	$ 108,290
U.S. Treasury Inflation-Protected Security 1.625% 2015	27,706	28,488
U.S. Treasury Inflation-Protected Security 1.875% 2015	22,227	23,380
U.S. Treasury Inflation-Protected Security 0.125% 2018	32,823	33,868
U.S. Treasury Inflation-Protected Security 0.125% 2022	15,415	15,042
U.S. Treasury Inflation-Protected Security 0.125% 2023	7,506	7,218
U.S. Treasury Inflation-Protected Security 0.375% 2023	13,693	13,450
U.S. Treasury Inflation-Protected Security 2.125% 2041	15,904	18,295
U.S. Treasury Inflation-Protected Security 0.625% 2043	214,728	169,673
		625,879
Total U.S. Treasury bonds & notes		2,888,819
Federal agency mortgage-backed obligations[3] 31.87%

Fannie Mae 3.417% 2017[4]	4,013	4,286
Fannie Mae 10.50% 2018	427	469
Fannie Mae 5.50% 2023	10,044	10,873
Fannie Mae 6.00% 2024	901	992
Fannie Mae 10.596% 2025[4]	676	764
Fannie Mae 6.00% 2026	54	59
Fannie Mae 2.50% 2027	4,742	4,751
Fannie Mae 2.50% 2027	2,250	2,255
Fannie Mae 6.50% 2027	1,763	1,960
Fannie Mae 6.50% 2027	1,594	1,772
Fannie Mae 2.50% 2028	73,186	73,080
Fannie Mae 4.50% 2028	3,620	3,852
Fannie Mae 5.00% 2028	941	1,022
Fannie Mae 6.00% 2028	1,813	1,999
Fannie Mae 6.00% 2028	1,053	1,160
Fannie Mae 6.00% 2028	192	211
Fannie Mae 8.00% 2031	970	1,152
Fannie Mae 2.423% 2033[4]	916	969
Fannie Mae 2.50% 2035[4]	469	499
Fannie Mae 2.767% 2036[4]	1,346	1,421
Fannie Mae 2.233% 2037[4]	625	664
Fannie Mae 6.00% 2037	615	679
Fannie Mae 6.00% 2037	424	468
Fannie Mae 6.00% 2037	203	223
Fannie Mae 6.50% 2037	800	869
Fannie Mae 6.50% 2037	694	754
Fannie Mae 6.50% 2037	255	277
Fannie Mae 7.00% 2037	929	1,048
Fannie Mae 7.00% 2037	500	564
Fannie Mae 7.00% 2037	26	29
Fannie Mae 7.50% 2037	104	119
Fannie Mae 2.597% 2038[4]	3,153	3,364
Fannie Mae 3.00% 2038	13,202	12,840
Fannie Mae 3.00% 2038	8,921	8,677
Fannie Mae 5.50% 2038	11,813	12,943
Fannie Mae 6.00% 2038	684	733
Fannie Mae 7.00% 2038	1,808	2,040
Fannie Mae 6.00% 2039	30,150	33,261
Fannie Mae 3.245% 2040[4]	7,612	8,105
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 3.553% 2040[4]	$ 964	$ 1,028
Fannie Mae 4.194% 2040[4]	2,479	2,634
Fannie Mae 4.394% 2040[4]	4,154	4,422
Fannie Mae 4.50% 2040	1,689	1,807
Fannie Mae 5.00% 2040	1,098	1,205
Fannie Mae 3.231% 2041[4]	6,471	6,774
Fannie Mae 3.426% 2041[4]	3,491	3,682
Fannie Mae 3.51% 2041[4]	4,779	5,001
Fannie Mae 3.771% 2041[4]	5,512	5,878
Fannie Mae 4.00% 2041	12,580	13,213
Fannie Mae 4.00% 2041	11,023	11,509
Fannie Mae 4.50% 2041	9,049	9,687
Fannie Mae 4.50% 2041	5,112	5,471
Fannie Mae 5.00% 2041	3,249	3,578
Fannie Mae 5.00% 2041	2,476	2,727
Fannie Mae 5.00% 2041	1,606	1,770
Fannie Mae 5.00% 2041	1,114	1,228
Fannie Mae 2.951% 2042[4]	5,611	5,760
Fannie Mae 3.00% 2042	44,804	43,351
Fannie Mae 3.50% 2042	15,261	15,418
Fannie Mae 3.50% 2042	10,991	11,104
Fannie Mae 3.50% 2042	8,846	8,946
Fannie Mae 3.50% 2042	1,323	1,317
Fannie Mae 3.50% 2042	755	752
Fannie Mae 3.50% 2042	182	181
Fannie Mae 3.50% 2042	22	22
Fannie Mae 2.515% 2043[4]	4,306	4,300
Fannie Mae 3.00% 2043	73,250	70,875
Fannie Mae 3.00% 2043	61,056	59,077
Fannie Mae 3.00% 2043	43,345	41,940
Fannie Mae 3.00% 2043	30,900	29,898
Fannie Mae 3.00% 2043	11,395	11,009
Fannie Mae 3.00% 2043	8,885	8,469
Fannie Mae 3.00% 2043	7,790	7,538
Fannie Mae 3.00% 2043	7,538	7,294
Fannie Mae 3.00% 2043	5,788	5,600
Fannie Mae 3.00% 2043	5,077	4,912
Fannie Mae 3.00% 2043	4,187	4,045
Fannie Mae 3.00% 2043	4,075	3,943
Fannie Mae 3.00% 2043	3,920	3,737
Fannie Mae 3.50% 2043	19,357	19,556
Fannie Mae 3.50% 2043	5,798	5,777
Fannie Mae 3.50% 2043	2,161	2,152
Fannie Mae 3.50% 2043	1,269	1,264
Fannie Mae 3.50% 2043	699	696
Fannie Mae 3.50% 2043	623	620
Fannie Mae 3.50% 2043	608	606
Fannie Mae 3.50% 2043	521	518
Fannie Mae 3.50% 2043	430	428
Fannie Mae 3.50% 2043	103	103
Fannie Mae 4.00% 2043	43,986	46,104
Fannie Mae 4.50% 2043	186,625	199,229
Fannie Mae 5.50% 2043	15,435	16,888
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 6.00% 2043	$ 5,365	$ 5,916
Fannie Mae 4.50% 2044	174,484	185,723
Fannie Mae 6.833% 2047[4]	592	639
Fannie Mae, Series 2001-4, Class NA, 10.682% 2025[4]	197	220
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	495	549
Fannie Mae, Series 2001-20, Class E, 9.572% 2031[4]	23	26
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	322	359
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	2,069	2,096
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,997	7,820
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	2,243	2,016
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,665	1,513
Fannie Mae, Series 2006-65, Class PF, 0.446% 2036[4]	2,057	2,060
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	2,549	2,789
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,242	1,369
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[4]	469	526
Freddie Mac 10.00% 2025	290	326
Freddie Mac 6.00% 2026	1,640	1,809
Freddie Mac 6.00% 2027	3,559	3,927
Freddie Mac 4.50% 2029	2,007	2,162
Freddie Mac 4.50% 2029	256	274
Freddie Mac 4.50% 2029	139	150
Freddie Mac 4.50% 2030	282	302
Freddie Mac 5.50% 2033	135	147
Freddie Mac 2.476% 2035[4]	2,728	2,879
Freddie Mac 3.013% 2036[4]	870	904
Freddie Mac 2.132% 2037[4]	378	399
Freddie Mac 5.50% 2037	132	143
Freddie Mac 5.50% 2037	117	127
Freddie Mac 6.50% 2037	511	555
Freddie Mac 6.50% 2037	66	72
Freddie Mac 4.879% 2038[4]	985	1,048
Freddie Mac 5.50% 2038	33,866	36,760
Freddie Mac 5.50% 2038	20,378	22,119
Freddie Mac 5.50% 2038	12,980	14,067
Freddie Mac 5.50% 2038	9,978	10,831
Freddie Mac 5.50% 2038	440	477
Freddie Mac 5.50% 2038	359	389
Freddie Mac 5.50% 2038	171	186
Freddie Mac 5.50% 2039	13,888	15,077
Freddie Mac 5.50% 2039	1,293	1,406
Freddie Mac 4.50% 2040	308	331
Freddie Mac 5.50% 2040	6,943	7,571
Freddie Mac 3.233% 2041[4]	4,996	5,230
Freddie Mac 3.405% 2041[4]	6,645	7,003
Freddie Mac 4.50% 2041	2,034	2,172
Freddie Mac 4.50% 2041	865	924
Freddie Mac 4.50% 2041	604	645
Freddie Mac 4.50% 2041	11	12
Freddie Mac 5.00% 2041	7,829	8,599
Freddie Mac 2.561% 2042[4]	7,041	7,070
Freddie Mac 2.581% 2042[4]	2,971	3,047
Freddie Mac 3.00% 2042	46,140	44,473
Freddie Mac 3.00% 2042	36,905	35,572
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 3.00% 2042	$ 2,778	$ 2,678
Freddie Mac 3.50% 2042	987	984
Freddie Mac 2.096% 2043[4]	2,911	2,985
Freddie Mac 2.352% 2043[4]	12,968	12,847
Freddie Mac 2.432% 2043[4]	5,115	5,100
Freddie Mac 3.50% 2043	664	662
Freddie Mac 3.50% 2043	477	476
Freddie Mac 3.50% 2043	449	447
Freddie Mac 4.00% 2043	64,750	67,342
Freddie Mac 4.00% 2043	19,086	19,916
Freddie Mac 4.00% 2043	12,086	12,637
Freddie Mac 4.00% 2043	10,496	10,975
Freddie Mac 4.00% 2043	2,768	2,895
Freddie Mac 4.00% 2043	2,490	2,598
Freddie Mac 4.00% 2043	2,078	2,173
Freddie Mac 4.00% 2043	1,780	1,857
Freddie Mac 4.00% 2043	1,660	1,732
Freddie Mac 4.00% 2043	641	669
Freddie Mac, Series 2356, Class GD, 6.00% 2016	659	692
Freddie Mac, Series 2289, Class NA, 10.519% 2020[4]	87	93
Freddie Mac, Series 2289, Class NB, 10.15% 2022[4]	41	46
Freddie Mac, Series 1567, Class A, 0.568% 2023[4]	20	20
Freddie Mac, Series 2626, Class NG, 3.50% 2023	112	116
Freddie Mac, Series 1617, Class PM, 6.50% 2023	493	549
Freddie Mac, Series 2153, Class GG, 6.00% 2029	923	1,027
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,064	1,177
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,916	2,707
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,356	1,259
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,159	1,073
Freddie Mac, Series 3156, Class PF, 0.418% 2036[4]	3,463	3,462
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,825	2,017
Freddie Mac, Series 3233, Class PA, 6.00% 2036	2,255	2,514
Freddie Mac, Series 3272, Class PA, 6.00% 2037	2,198	2,437
Government National Mortgage Assn. 10.00% 2019	243	279
Government National Mortgage Assn. 10.00% 2021	99	109
Government National Mortgage Assn. 3.00% 2026	23,518	24,258
Government National Mortgage Assn. 3.00% 2027	6,779	6,993
Government National Mortgage Assn. 6.50% 2029	1,096	1,253
Government National Mortgage Assn. 6.50% 2032	1,085	1,229
Government National Mortgage Assn. 6.50% 2037	718	812
Government National Mortgage Assn. 5.50% 2038	1,530	1,677
Government National Mortgage Assn. 5.50% 2038	163	174
Government National Mortgage Assn. 6.00% 2038	1,431	1,604
Government National Mortgage Assn. 6.50% 2038	699	787
Government National Mortgage Assn. 6.50% 2038	676	765
Government National Mortgage Assn. 6.50% 2038	667	759
Government National Mortgage Assn. 6.50% 2038	410	467
Government National Mortgage Assn. 3.50% 2039[4]	4,207	4,443
Government National Mortgage Assn. 4.00% 2039	1,078	1,140
Government National Mortgage Assn. 5.00% 2039	3,649	3,974
Government National Mortgage Assn. 6.00% 2039	9,064	10,185
Government National Mortgage Assn. 6.50% 2039	1,088	1,275
Government National Mortgage Assn. 4.50% 2040	2,694	2,922
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Government National Mortgage Assn. 5.00% 2040	$ 2,932	$ 3,199
Government National Mortgage Assn. 5.00% 2040	1,079	1,175
Government National Mortgage Assn. 5.50% 2040	12,321	13,817
Government National Mortgage Assn. 3.50% 2041	1,313	1,325
Government National Mortgage Assn. 4.00% 2041	364	373
Government National Mortgage Assn. 4.50% 2041	32,690	35,433
Government National Mortgage Assn. 4.50% 2041	13,223	14,291
Government National Mortgage Assn. 5.00% 2041	19,473	21,215
Government National Mortgage Assn. 5.00% 2041	328	347
Government National Mortgage Assn. 5.50% 2041	1,106	1,177
Government National Mortgage Assn. 5.50% 2041	547	583
Government National Mortgage Assn. 5.50% 2041	356	379
Government National Mortgage Assn. 6.00% 2041	97	104
Government National Mortgage Assn. 6.50% 2041	7,913	8,583
Government National Mortgage Assn. 3.50% 2042	1,074	1,084
Government National Mortgage Assn. 4.00% 2042	6,324	6,603
Government National Mortgage Assn. 4.00% 2042	3,332	3,479
Government National Mortgage Assn. 3.50% 2043	7,830	8,010
Government National Mortgage Assn. 4.00% 2043	36,440	38,513
Government National Mortgage Assn. 4.50% 2043	20,769	22,456
Government National Mortgage Assn. 4.50% 2043	19,000	20,540
Government National Mortgage Assn. 5.922% 2058	12,949	14,056
Government National Mortgage Assn. 6.172% 2058	264	285
Government National Mortgage Assn. 6.22% 2058	4,043	4,321
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	3,990	4,156
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	5,942	6,458
Government National Mortgage Assn., Series 2003, 6.116% 2058	3,119	3,396
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	14,400	15,197
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	20,003	22,671
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	16,371	17,371
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	6,101	6,377
National Credit Union Administration, Series 2010-R2, Class 1A, 0.539% 2017[4]	800	802
National Credit Union Administration, Series 2011-R3, Class 1A, 0.569% 2020[4]	1,679	1,687
National Credit Union Administration, Series 2011-R1, Class 1A, 0.619% 2020[4]	978	984
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.718% 2048[4,5]	819	821
		1,913,587

Federal agency bonds & notes 16.29%

Freddie Mac 0.375% 2014	75,250	75,293
Freddie Mac 1.75% 2015	33,375	34,234
Freddie Mac 1.00% 2017	18,525	18,591
Freddie Mac 1.25% 2019	51,820	49,883
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014[3]	1,946	1,961
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	3,895	3,946
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	2,112	2,167
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	3,300	3,384
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	3,225	3,336
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	4,425	4,343
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	3,250	3,196
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	2,480	2,470
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[3]	1,870	1,885
Freddie Mac, Series KF02, Class A-3, multifamily 0.83% 2020[3,4]	2,930	2,935
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	3,214	3,293
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	$ 1,478	$ 1,544
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[3]	3,418	3,602
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	3,735	3,907
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,822	3,022
Freddie Mac, Series KGRP, Class A, multifamily 0.546% 2020[3,4]	3,135	3,141
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	2,112	2,080
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	4,300	4,306
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[3]	902	901
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[3]	15,140	14,273
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	4,425	4,192
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	21,325	20,347
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	15,580	14,884
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[3]	5,000	4,790
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,743	2,854
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[3]	3,369	3,503
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	6,200	5,933
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[3,6]	3,675	3,735
Freddie Mac, Series K033, Class A1, multifamily 2.871% 2023[3]	16,753	17,333
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	4,797	5,026
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[3,4]	17,165	16,898
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[3]	4,000	3,983
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[3,4]	7,305	7,336
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[3,4]	15,487	15,585
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[3,4]	52,000	52,304
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	7,200	7,288
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4,6]	79,000	79,963
Freddie Mac, Series K034, Class A-2, multifamily 3.531% 2023[3,4]	2,415	2,464
Federal Home Loan Bank 0.375% 2015	61,000	61,090
Federal Home Loan Bank 2.75% 2015	8,500	8,762
Federal Home Loan Bank 0.625% 2016	12,020	12,012
Federal Home Loan Bank 3.375% 2023	14,160	14,307
Federal Home Loan Bank 5.50% 2036	700	828
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,922
Federal Farm Credit Banks 1.625% 2014	33,225	33,661
Federal Farm Credit Banks 0.60% 2017	74,292	73,627
Fannie Mae 0.75% 2013	67,575	67,595
Fannie Mae 3.00% 2014	4,500	4,599
Fannie Mae 7.125% 2030	3,000	4,147
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[3]	1,735	1,743
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	4,225	4,136
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,266
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,531
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	3,075	3,068
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[3,4]	6,054	6,389
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,170
Tennessee Valley Authority 1.875% 2022	18,350	16,579
TVA Southaven 3.846% 2033[3]	3,125	3,174
Tennessee Valley Authority 4.65% 2035	3,930	4,008
Tennessee Valley Authority 5.88% 2036	2,750	3,238
Tennessee Valley Authority 5.25% 2039	11,000	11,960
Tennessee Valley Authority, Series B, 3.50% 2042	11,570	9,285
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,260
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,359
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Jordan (Kingdom of) 2.503% 2020	$ 8,200	$ 8,238
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,945
Private Export Funding Corp. 1.375% 2017	3,750	3,818
Private Export Funding Corp. 1.45% 2019	5,250	5,107
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	831	876
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	588	641
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	231	253
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	1,030	1,141
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	2,839	3,085
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016[6]	983	984
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[3,6]	1,765	1,760
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.938% 2032[3]	1,522	1,521
		978,196

Asset-backed obligations[3] 0.01%

PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	337	341
Total bonds, notes & other debt instruments (cost: $5,769,274,000)		5,780,943

Short-term securities 10.80%

Freddie Mac 0.09%–0.14% due 12/10/2013–9/16/2014	321,800	321,622
Federal Home Loan Bank 0.055%–0.165% due 12/11/2013–7/1/2014	221,650	221,570
Fannie Mae 0.08%–0.12% due 12/16/2013–2/3/2014	50,285	50,279
ExxonMobil Corp. 0.05% due 12/3/2013	50,000	50,000
Federal Farm Credit Banks 0.10% due 6/16/2014	5,000	4,996
Total short-term securities (cost: $648,457,000)		648,467
Total investment securities (cost: $6,417,731,000)		6,429,410
Other assets less liabilities		(424,304)
Net assets		$6,005,106

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $229,000,000 over the prior one-month period.

					Unrealized
					(depreciation)
				Notional	appreciation
				amount	at 11/30/2013
Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)
Receive	3-month USD-LIBOR	1.49%	11/29/2018	$ 50,000	$ (73)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	79,000	574
Receive	3-month USD-LIBOR	2.7343	11/22/2023	100,000	791
					$1,292

1 A portion of this security was pledged as collateral for net losses on unsettled interest rate swaps. The total value of pledged collateral was $11,439,000, which represented .19% of the net assets of the fund.

2 Index-linked bond whose principal amount moves with a government price index.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 Coupon rate may change periodically.

5 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $821,000, which represented .01% of the net assets of the fund.

6 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $86,442,000, which represented 1.44% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2013, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 45,749
Gross unrealized depreciation on investment securities	(47,143)
Net unrealized depreciation on investment securities	(1,394)
Cost of investment securities for federal income tax purposes	6,430,804

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-022-0114O-S37684

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: January 28, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2014